7. Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share
	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
Net Loss	$(429,832)	$(123,268)	$(689,664)	$(155,000)

Weighted average share outstanding basic	40,633,327	34,687,243	40,569,515	34,451,477

Basic and diluted loss per share	$(0.0106)	$(0.0036)	$(0.0170)	$(0.0045)

	For the year ended December 31, 2017	For the period from inception (August 4, 2016) to December 31, 2016
Net Loss	$(1,531,095)	$(8,626)

Weighted average share outstanding basic	36,241,821	31,768,822

Basic and diluted loss per share	$(0.0422)	$(0.0003)